Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information - Introduction (Details)	12 Months Ended
Dec. 31, 2024 companies subsidiary
Disclosure of reclassifications or changes in presentation [abstract]
Number of subsidiaries | subsidiary	735
Number of other components | companies	205
Rate for which company is considered significant (in percentage)	5.00%